Expense Example - Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	15	48	85	192